GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 11:-	GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280, "Segment Reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells tactical land radars for ground forces and border protection and avionics systems for fighter aircraft and UAVs (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2021	2020
	Unaudited

Israel	$9,045	$11,035
Asia & Australia	3,106	1,210
USA	39,839	12,871
Latin America	132	527
Europe	1,350	6,934
Total	53,472	32,577